SCHEDULE OF FINANCIAL INSTITUTION THAT HAD CASH IN EXCESS OF FDIC LIMITS (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Total cash and restricted cash in excess of FDIC limits	$ 415,853	$ 715,852	$ 161,644